Loan Servicing	12 Months Ended
Dec. 31, 2015
Loan Servicing [Abstract]
LOAN SERVICING
LOAN SERVICING
Mortgage loans serviced for others are not reported as assets. The principal balances of these loans for the dates indicated are as follows:

	December 31,
	2015	2014
	(Dollars in thousands)
Mortgage loan portfolios serviced for:
FHLMC	$56,968	$59,938
FHLB	1,591	1,339
Total	$58,559	$61,277

Custodial escrow balances maintained in connection with serviced loans were $437,000 and $358,000, respectively, at December 31, 2015 and 2014.
Activity for capitalized mortgage servicing rights was as follows:

	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Servicing rights:
Beginning of year	$351	$368
Additions	45	33
Amortized to expense	(67)	(65)
Change in valuation allowance	5	15
End of year	$334	$351

Valuation allowance:
Beginning of year	$91	$106
Additions expensed	17	5
Reductions credited to expense	(22)	(20)
Direct write-downs	—	—
End of year	$86	$91
The weighted average amortization period for mortgage servicing rights was 4.10 years at December 31, 2015.
The Company also services mortgage warehouse loans for the mortgage warehouse participation program that was implemented during 2015. At December 31, 2015, the program included three local financial institutions. The principal balances serviced totaled $101.0 million at December 31, 2015.